Cover	Nov. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2022
Entity File Number	0-56168
Entity Registrant Name	ORGANIC AGRICULTURAL COMPANY LIMITED
Entity Central Index Key	0001749849
Entity Tax Identification Number	82-5442097
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room G504, Building 3
Entity Address, Address Line Two	Kejichuangxincheng Chuangxinchuangye Plaza
Entity Address, Address Line Three	High and New Technology Industrial Development District
Entity Address, City or Town	Harbin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	150090
City Area Code	86 (0451)
Local Phone Number	5152-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false